Property, plant and equipment - Summary of property, plant and equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 63,793	$ 62,007
Adjustment on currency translation	(2,961)	(1,935)
Adjustments to capitalised closure costs	520	518
Interest capitalised	416	358	$ 340
Additions	6,507	7,475
Depreciation for the year	(4,495)	(4,187)
Impairment charges		(269)
Disposals	(46)	(117)
Newly consolidated operations	6
Transfers and other movements	(9)	(57)
Property, plant and equipment at end of period	63,731	63,793	62,007
Non-current assets pledged as security	$ 16,082	$ 14,911
Average borrowing rate used for capitalisation of interest	5.60%	3.40%
Increase in additions	$ 100
Loans secured by non-current assets collateral	$ 3,965	$ 4,403
Carbon emission reduction target (%), 2030	50.00%
Carbon emission reduction target (%), 2050	0.00%
Capital expenditure for carbon emission reduction target to 2030	$ 7,500
Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Useful lives of property, plant and equipment	13 years	14 years
Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	$ 125,221
Property, plant and equipment at end of period	125,748	$ 125,221
Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(61,428)
Property, plant and equipment at end of period	(62,017)	(61,428)
Mining properties and leases
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	10,817	11,173
Adjustment on currency translation	(436)	(385)
Adjustments to capitalised closure costs	520	518
Interest capitalised	0	0
Additions	360	227
Depreciation for the year	(891)	(736)
Impairment charges		(2)
Disposals	(3)	(2)
Newly consolidated operations	0
Transfers and other movements	162	24
Property, plant and equipment at end of period	10,529	10,817	11,173
Non-current assets pledged as security	1,602	1,637
Mining properties and leases | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	25,114
Property, plant and equipment at end of period	25,263	25,114
Mining properties and leases | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(14,297)
Property, plant and equipment at end of period	(14,734)	(14,297)
Land and buildings
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	5,995	6,369
Adjustment on currency translation	(344)	(194)
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	304	70
Depreciation for the year	(433)	(390)
Impairment charges		(66)
Disposals	(1)	(18)
Newly consolidated operations	1
Transfers and other movements	1,177	224
Property, plant and equipment at end of period	6,699	5,995	6,369
Non-current assets pledged as security	491	457
Land and buildings | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	26
Property, plant and equipment at end of period	25	26
Land and buildings | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	195
Property, plant and equipment at end of period	198	195
Land and buildings | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	12,031
Property, plant and equipment at end of period	12,805	12,031
Land and buildings | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(6,036)
Property, plant and equipment at end of period	(6,106)	(6,036)
Other plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	33,453	32,754
Adjustment on currency translation	(1,870)	(1,097)
Adjustments to capitalised closure costs	0	0
Interest capitalised	0	0
Additions	1,111	1,841
Depreciation for the year	(3,171)	(3,061)
Impairment charges		(195)
Disposals	(38)	(90)
Newly consolidated operations	0
Transfers and other movements	4,922	3,301
Property, plant and equipment at end of period	34,407	33,453	32,754
Non-current assets pledged as security	5,113	5,196
Other plant and equipment | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	73,415
Property, plant and equipment at end of period	74,562	73,415
Other plant and equipment | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(39,962)
Property, plant and equipment at end of period	(40,155)	(39,962)
Capital works in progress
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	13,528	11,711
Adjustment on currency translation	(311)	(259)
Adjustments to capitalised closure costs	0	0
Interest capitalised	416	358
Additions	4,732	5,337
Depreciation for the year	0	0
Impairment charges		(6)
Disposals	(4)	(7)
Newly consolidated operations	5
Transfers and other movements	(6,270)	(3,606)
Property, plant and equipment at end of period	12,096	13,528	11,711
Non-current assets pledged as security	8,876	7,621
Capital works in progress | Cost
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	14,661
Property, plant and equipment at end of period	13,118	14,661
Capital works in progress | Accumulated depreciation and impairment
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	(1,133)
Property, plant and equipment at end of period	(1,022)	(1,133)
Capitalised production phase stripping costs
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,497	2,432
Capitalisation of property, plant and equipment	411
Capitalisation offset by depreciation	331
Capitalised production phase stripping costs | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	2,038	2,017
Capitalised production phase stripping costs | Investment in equity accounted units
Disclosure of detailed information about property, plant and equipment [Line Items]
Capitalised production phase stripping costs, carrying amount	460	415
Capitalised production phase stripping costs | Subsidiaries
Disclosure of detailed information about property, plant and equipment [Line Items]
Depreciation for the year	(246)	(201)	$ (145)
Plant and equipment | Fossil fuels
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	952
Property, plant and equipment at end of period	882	952
Plant and equipment | Renewables
Disclosure of detailed information about property, plant and equipment [Line Items]
Property, plant and equipment at beginning of period	1,541
Adjustments to capitalised closure costs	800
Property, plant and equipment at end of period	$ 2,352	$ 1,541